Cover	Jul. 17, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 17, 2026
Entity File Number	000-56407
Entity Registrant Name	Deep Fission, Inc.
Entity Central Index Key	0001918102
Entity Tax Identification Number	87-4265302
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2001 Addison St., Suite 300
Entity Address, City or Town	Berkeley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94704
City Area Code	707
Local Phone Number	400-0778
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	FISN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false